Capital Lease	12 Months Ended
Jun. 30, 2019
Leases [Abstract]
Capital Lease
Note 22.  Capital Lease

During fiscal 2017, the Company’s OptoElectronic Devices subsidiary entered into a capital lease related to a building in Warren, New Jersey. The following table shows the future minimum lease payments due under the non-cancelable capital lease $0:

Fiscal Year Ending June 30,	Amount
2020	$2,355
2021	2,419
2022	2,486
2023	2,554
2024	2,624
Thereafter	22,116
Total minimum lease payments	$34,554
Less amount representing interest	10,193
Present value of capitalized payments	$24,361

The current and long-term portion of the capital lease obligation was recorded in other accrued liabilities and other liabilities, respectively, in the Company’s Consolidated Balance Sheets as of June 30, 2019 and 2018. The present value of the minimum capital lease payments at inception was $25.0 million recorded in Property, Plant & Equipment, net, in the Company’s Consolidated Balance Sheet, with associated depreciation being recorded over the 15-year life of the lease. During the fiscal year ended June 30, 2019, the Company recorded $1.7 million of depreciation expense associated with the capital leased asset. The accumulated depreciation on the capital lease asset was $4.2 million as June 30, 2019.